Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Note 7. Commitments

Effective March 1, 2015, the Company entered into a lease agreement (the “Lease”) in the Pittsburgh Life Sciences Greenhouse at a monthly rate of $750. The Company has the option to terminate the Lease on the twelve month anniversary of the commencement date, upon one hundred and twenty days’ prior written notice. The Lease was renewed effective March 1, 2017 at a monthly rate of $800.

On August 1, 2013, the Company and Vector Asset Management, Inc. (“Vector”) entered into a Consulting Agreement whereby Vector will assist the Company with identifying subject matter experts in the medical device and biotechnology industries and to assist the Company with its ongoing research, development and eventual commercialization of its Regeneration Technology (collectively, the “Services”). On May 1, 2016, Vector and the Company entered into an amendment to the consulting agreement. Pursuant to the amendment, the term of the agreement terminates only upon written notice, and the monthly consulting fee, in consideration of the Services, was increased to $6,800 from $5,000. No other changes were made to the agreement.

In connection with the Company’s anticipated regulatory filings, the Company has engaged StemCell Systems GmbH (“StemCell Systems”) to provide it with prototypes and related documents under various agreements. Pursuant to these engagements the Company incurred expenses of $39,708 and $24,000 during the three months ended September 30, 2017 and 2016, respectively, and $146,538 and $134,567 during the nine months ended September 30, 2017 and 2016, respectively. Dr. Gerlach, from whom the Company purchased the CellMistTM System technologies, is a principal of StemCell Systems.

See also “Note 8. Related Party Transactions.”

Effective March 1, 2015, the Company entered into a lease agreement (the “Lease”) in the Pittsburgh Life Sciences Greenhouse at a monthly rate of $750. The Company has the option to terminate the Lease on the twelve month anniversary of the commencement date, upon one hundred and twenty days’ prior written notice. The Lease was renewed effective March 1, 2016 at a monthly rate of $800. Rent expense for the years ended December 31, 2016 and 2015 was $9,500 and $9,000, respectively.

On August 1, 2013, the Company and Vector Asset Management, Inc. (“Vector”) entered into a Consulting Agreement whereby Vector will assist the Company with identifying subject matter experts in the medical device and biotechnology industries and to assist the Company with its ongoing research, development and eventual commercialization of its Regeneration Technology (collectively, the “Services”). On May 1, 2016, Vector and the Company entered into an amendment to the consulting agreement. Pursuant to the amendment, the term of the agreement terminates only upon written notice, and the monthly consulting fee, in consideration of the Services, was increased to $6,800 from $5,000. No other changes were made to the agreement.

In connection with the Company’s anticipated regulatory filings, the Company has engaged StemCell Systems GmbH (“StemCell Systems”) to provide it with prototypes and related documents. Pursuant to this engagement the Company incurred expenses of $184,517 and $194,336 in during the years ended December 31, 2016 and 2015, respectively. Dr. Gerlach, from whom the Company purchased the CellMistTM System technologies, is a principal of StemCell Systems.

See also “Note 9. Related Party Transactions.”